Note 11 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 17, 2020	Aug. 10, 2016	Jan. 27, 2016
Long-term debt	$ 2,203,952	$ 1,465,619
Other financing arrangements	828,204	728,961
Less: Deferred financing costs	(24,941)	(13,406)
Total long-term debt, net	2,179,011	1,452,213
Less: Long-term debt current portion	(215,897)	(149,910)
Add: Deferred financing costs, current portion	5,287	2,773
Total long-term debt, non-current, net	1,968,401	1,305,076
Loans Payable [Member]
Long-term debt	1,256,908	736,658
Loans Payable [Member] | Montes Shipping Co. and Kelsen Shipping Co. Term Loans [Member]
Long-term debt	0	0	$ 8,500		$ 66,000
Loans Payable [Member] | Uriza Shipping Co. Term Loan [Member]
Long-term debt	0	0
Loans Payable [Member] | Costis Maritime Co., Christos Maritime Co. and Capetanissa Maritime Co. [Member]
Long-term debt	0	0		$ 116,500
Loans Payable [Member] | Loan Agreement to Refinance Costis Maritime Co., Christos Maritime Co., Capetanissa Maritime Co., Rena Maritime Corporation, and Joyner Carriers S.A. Loans [Member]
Long-term debt	0	0
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Long-term debt	10,875	11,775
Loans Payable [Member] | Costamare Inc. 1 [Member]
Long-term debt	0	0
Loans Payable [Member] | Singleton Shipping Co. and Tatum Shipping Co. Term Loan [Member]
Long-term debt	39,200	40,800
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co. [Member]
Long-term debt	0	15,240
Loans Payable [Member] | Costamare Inc. 2 [Member]
Long-term debt	32,188	34,188
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Long-term debt	105,600	113,200
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Long-term debt	57,500	60,500
Loans Payable [Member] | Raymond Shipping Co., Terance Shipping Co. and Undine Shipping Co. Term Loans [Member]
Long-term debt	129,770	135,550
Loans Payable [Member] | Quentin Shipping Co. and Sander Shipping Co. Term Loans [Member]
Long-term debt	76,921	80,943
Loans Payable [Member] | Costamare Inc. 3 [Member]
Long-term debt	26,110	27,666
Loans Payable [Member] | Capetanissa Maritime Corporation et al. [Member]
Long-term debt	61,000	65,500
Loans Payable [Member] | Caravokyra Maritime Corporation et al. [Member]
Long-term debt	59,600	64,800
Loans Payable [Member] | Achilleas Maritime Corporation et al. [Member]
Long-term debt	0	58,396
Loans Payable [Member] | Kelsen Shipping Co. Loan Agreement [Member]
Long-term debt	6,075	8,100
Loans Payable [Member] | Uriza Shipping Co. Term Loan 2 [Member]
Long-term debt	18,700	20,000
Loans Payable [Member] | Berg Shipping Co. Loan Agreement [Member]
Long-term debt	12,220	0
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co Second Term Loan [Member]
Long-term debt	17,300	0
Loans Payable [Member] | Evantone Shipping Co. and Fortrose Shipping Co. Loan Agreement [Member]
Long-term debt	22,250	0
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member]
Long-term debt	147,321	0
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member]
Long-term debt	144,173	0
Loans Payable [Member] | Kemp Maritime Co. Loan Agreement [Member]
Long-term debt	73,450	0
Loans Payable [Member] | Vernes Shipping Co. Loan Agreement [Member]
Long-term debt	13,550	0
Loans Payable [Member] | Loan Agreement with 11 Companies [Member]
Long-term debt	158,105	0
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement [Member]
Long-term debt	45,000	0
Unsecured Debt [Member]
Long-term debt	$ 118,840	$ 0